Loans - Investment Loans Allowance Activity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Allowance for loan losses
Allowance for loan losses assessed on a collective basis	$ 400		$ 400
Non-credit impaired loans
Allowance for loan losses
Beginning Balance	3,714	$ 2,977	4,124	$ 748
Provision for loan losses	1,097	669	2,344	5,359
Chargeoffs	(349)	1,644	(2,006)	(817)
Ending Balance	4,462	5,290	4,462	5,290
Credit impaired loans
Allowance for loan losses
Beginning Balance	11,980	11,586	12,998	12,798
Provision for loan losses	(609)	4,020	2,345	10,500
Chargeoffs		(1,046)	(321)	(2,356)
Recoveries	(852)	(2,393)	(4,503)	(8,775)
Ending Balance	10,519	$ 12,167	10,519	$ 12,167
Sutherland
Allowance for loan losses
Beginning Balance			12,255
Ending Balance	$ 11,629		$ 11,629